Cash and due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents :
Cash	₩ 4,194,831	₩ 1,782,301
Cash equivalents	26,560	22,979
Cash and cash equivalents, total	4,221,391	1,805,280
Due from banks at amortized cost :
Allowance for credit losses	(17,723)	(10,007)
Cash and Due from banks at amortized cost, total	28,453,404	33,410,542
Denominated in Korean won
Due from banks at amortized cost :
Reserve deposits	9,851,064	16,957,521
Time deposits	892,053	950,624
Other	2,701,873	3,953,337
Due From Banks At Amortized Cost, Total	13,444,990	21,861,482
Denominated in foreign currency
Due from banks at amortized cost :
Deposits	6,731,190	5,576,206
Time deposits	2,148,955	2,721,849
Other	1,924,601	1,455,732
Due From Banks At Amortized Cost, Total	₩ 10,804,746	₩ 9,753,787